Material Accounting Policies - Schedule of Details of Company's Associate (Details)	12 Months Ended
Mar. 31, 2026
Associates [Member]
Schedule of Details of Company
Name of associate	New Pacific Metals Corp.
Principal activity	Mining
Country of incorporation	Canada
Proportion of ownership interest held	27.80%
Associates One [Member]
Schedule of Details of Company
Name of associate	Tincorp Metals Inc.
Principal activity	Mining
Country of incorporation	Canada
Proportion of ownership interest held	29.10%